Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company for the six months ended June 30, 2024 and 2025, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Pool revenues	4,019,697	3,598,828
Total Vessel Revenues	$4,019,697	$3,598,828